Intangible Assets and Goodwill - Summary Of Goodwill Related To Cash Generating Units (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount of goodwill	€ 6,240,371	€ 6,146,302	€ 6,276,040
Nordics [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of goodwill	2,783,530	2,689,461	2,697,292
Electromaps Or Software [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of goodwill	€ 3,456,841	€ 3,456,841	€ 3,578,748